Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 4) - Companhia Paranaense De Energia Copel [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Related parties assets	R$ 21,462	R$ 4,754
Related parties liabilities	8,293	7,541
Structure Sharing [Member]
Disclosure of transactions between related parties [line items]
Related parties assets	21,462	4,754
Related parties liabilities	2,442	1,690
Elejor Advance [Member]
Disclosure of transactions between related parties [line items]
Related parties liabilities	R$ 5,851	R$ 5,851